Annual Fund Operating Expenses - HCM Select 50 ETF - HCM Select 50 ETF	Oct. 09, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.35%